                                                       Deutsche Asset Management


Mutual Fund
   Semi-Annual Report
       April 30, 2000

Global Fixed Income

International Fixed Income

Each formerly a Morgan Grenfell Fund

                                                   [LOGO OF DEUTSCHE BANK GROUP]

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Table of Contents

  Letter to Shareholders...........................................    3

       Global and International Fixed Income
         Schedules of Investments..................................    8
         Statements of Assets and Liabilities......................   11
         Statements of Operations..................................   12
         Statements of Changes in Net Assets.......................   13
         Financial Highlights......................................   14
         Notes to Financial Statements.............................   15

                       --------------------------------

          The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.

                       --------------------------------

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to present you with this newly-designed semi-annual report for the International and Global Fixed Income Funds of the Morgan Grenfell Investment Trust. Please note that with the acquisition of Morgan Grenfell by Deutsche Bank, the Board of Trustees approved a change in the name of your Funds. The Funds' investment objectives, policies and strategies remain the same.

In the pages that follow, you will find a discussion of the Funds' investment performance by the portfolio management teams. The analyses highlight key factors influencing recent performance of the Funds and are followed by detailed financial statements for the six month period ended April 30, 2000.

Our continuing goal is to provide you with high-quality investment management services across a broad range of specialized mutual funds. As always, the Board of Trustees of the Trust and the employees of Deutsche Asset Management, Inc. thank you for investing in our family of mutual funds. We appreciate your continued support and confidence.


Sincerely,

                              /s/ Annette Fraser

                                /s/ Ian Clarke

                         Annette Fraser and Ian Clarke
                             Portfolio Managers of
                            Global Fixed Income and
                           International Fixed Income

--------------------------------------------------------------------------------

International Fixed Income
 . Global Fixed Income
 . International Fixed Income

MARKET REVIEW

The latter part of 1999 was a difficult time for global bond markets, as interest rate increases in the U.S. and Europe led bond yields to rise across the yield curve. The first part of 2000 was characterized by a divergence in performance between shorter-term and longer-term bonds. Two interest rate hikes by the U.S. Federal Reserve Board and three by the European Central Bank during the first four months of 2000 kept the short end of the yield curve under pressure, while reduced government issuance and a resulting perceived scarcity value lent support to a rally for longer bonds. The result--curve inversion was seen in all markets but was most pronounced in the U.S. and least so in Japan. The U.S. bond market was additionally impacted by volatility in its equity markets and widening credit spreads both in the above and below investment grade bond markets. On the other hand, despite the continued rise in its deficit and debt levels in an attempt to generate sustainable economic growth, the Japanese bond market continued to trade in a tightly defined range.

In the dollar bloc, the Australian market initially benefited from international cash flows forcing domestic short covering, i.e. the actual purchase of securities by a seller to replace those securities earlier borrowed. An improving fundamental background was supportive for the Canadian market.

In Europe, the non-core markets performed better than the Euro market. In Sweden and the U.K., this was primarily due to speculation over reduced government supply. The entry of the second round candidates for EMU was a positive dynamic for markets such as Greece and Poland. Denmark, however, suffered from nervousness following the announcement of a referendum on EMU entry in the autumn of 2000.

The South African bond market, having experienced a strong rally through most of 1999, gave back some of its gains during this semi-annual period, as profit taking and currency weakness impacted negatively.

Emerging market debt was the only part of the global bond market to produce robust performance over the semi-annual period. Emerging market debt performed strongly on improving economic growth and deficits combined with improvements in inflation rates to make credit upgrades possible. For example, Mexico's debt rating was raised to investment grade, boosting regional performance. The Russian bond market was the best performing of the emerging markets, as the replacement of

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Letter to Shareholders

President Yeltsin by Vladimir Putin eliminated some political uncertainty and commodity price recovery positively affected government revenues.

During most of the semi-annual period, the U.S. dollar appreciated against most currencies. The continuation of a significant growth and interest rate differential between the U.S. and Europe meant that the strength of the U.S. currency was most particularly seen against the euro. Within Europe, the British pound and the Swedish krona were the strongest currencies, primarily reflecting the fact that they were the strongest economies in the region. Within the dollar bloc, the Canadian dollar managed to keep pace with the U.S. dollar. In contrast, the Australian dollar weakened significantly due to fears of a widening short-term interest rate differential with the U.S.

 . Global Fixed Income

From a shorter-than benchmark duration in the latter part of 1999, we steadily moved to a longer-than-benchmark duration in the Fund. Given the rally at the longer end of the yield curve, this strategy benefited Fund performance.

We maintained positions that demonstrated our preference for European markets over the dollar bloc and the dollar bloc over Japan. We did, however, increase our weighting in the Japanese bond market to neutral after a period of its underperformance in the early part of this year. In Europe, we continued to diversify out of the Euro market and into the non-core markets. We took some profits in Denmark, but added a new position in the Swedish market and bought more bonds in the Greek market. All of these decisions added value to the Fund.

In addition, we took some profits on our emerging market debt holdings, trimming positions that had contributed significantly to Fund performance. We did the same with the Fund's South African allocation.

Unfortunately all of these positives were not enough to offset the negative impact of our overweight position in the euro currency and the inverting yield curve in the U.S. The Fund slightly underperformed the SSB World Government Bond Index for the six month period.

 . International Fixed Income

From a shorter-than benchmark duration in the latter part of 1999, we steadily moved to a longer-than-benchmark duration in the Fund. Given the rally at the longer end of the yield curve, this strategy benefited Fund performance.

We maintained our preference for the European bond markets over both the dollar bloc and Japan. Nonetheless, we increased the Fund's Japanese weighting to neutral after a period of market weakness. This was a positive strategy for the Fund. During the semi-annual period, we increased the Fund's position in the Canadian bond market and then sold the position in order to buy favored European assets. Within Europe, we remained diversified away from the Euro markets with holdings in Denmark, Greece, Sweden and the U.K., although the U.K. position was underweighted relative to the Fund's benchmark.

We eliminated the Fund's overweight euro currency position later in the semi-annual period, and we replaced it with an underweight yen position in favor of the dollar. Eastern European currencies offered value, including the Czech, Polish and Greek currencies.

Unfortunately the negative impact of the Fund's euro currency exposure outweighed all of these positive strategies. The Fund slightly underperformed the SSB World Government Bond ex-U.S. Index for the six month period.

MARKET OUTLOOK

As the global economy, led by the U.S., continues to power ahead, we believe central banks will continue to tighten monetary policy in an attempt to pre-emptively stem any inflationary pressures present. Until it is clear at what point this tightening will peak, bond markets will likely remain unsettled-- especially the U.S. Treasury market. Also, we believe yield curve inversion will continue. On the other hand, the improving financial positions of governments around the world, with the exception of Japan, should support fixed income markets once it does become more evident that such monetary tightening has worked.

We expect monetary policy in the U.S. to be most aggressive given the advanced nature of its economic cycle. In

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Letter to Shareholders

our view, this bias will weigh on the bond market. In the remainder of the dollar bloc, we favor the Canadian market over the Australian in the months ahead.

We remain optimistic on the European bond markets, as it seems that, despite the economic upturn, inflation there is on a falling path through the remainder of the year. The European Central Bank can thus afford to be more gradualistic in their approach to the tightening of monetary policy. Still, speculation over the extent of government buybacks and reduced issuance will likely continue. In our view, the U.K. bond market remains expensive relative to other international markets, however, Scandinavian bonds appear more attractive as do some of the other newer European markets such as Poland and Greece.

The Japanese market is likely to continue to trade within its established range, although speculation over the coming general election and over whether the economy really is on a self-sustaining recovery path will likely continue as well.

Emerging market debt should still offer value as should credit spreads at their present wide levels. In the months ahead, we prefer the former to the latter given the improving credit environment for sovereign securities and the worsening one for corporate bonds.

We believe U.S. dollar strength will continue until the growth differential among the various nations' economies is seen to be narrowing. The euro is nevertheless a very cheap currency at present levels.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Performance Comparison

GLOBAL FIXED INCOME, INSTITUTIONAL CLASS/2/, SALOMON WORLD GOVERNMENT BOND INDEX AND LIPPER GLOBAL INCOME FUNDS AVERAGE GROWTH OF A $250,000 INVESTMENT (SINCE JANUARY 4, 1994)

Jan-94    250,000   250,000   250,000
Apr-94    246,250   250,336   235,024
Apr-95    272,020   289,138   247,434
Apr-96    282,485   297,726   273,983
Apr-97    288,976   299,959   295,244
Apr-98    313,340   323,986   320,163
Apr-99    330,286   350,617   328,743
Apr-00    312,500   338,375   318,700

Global Fixed Income - $312,500
Salomon World Government Bond Index - $338,375
Lipper Global Income Funds Average - $318,700


Average Annual Total Return for the Period Ended April 30, 2000.
1 Year (5.26)%. Five Year 2.82%. Since 1/4/94/1/ 3.59%.
Benchmark returns are for the period beginning December 31, 1993.

--------------------------------------------------------------------------------

Past performance is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividends and capital gain distributions. Performance would have been lower during the specified period if certain fees and expenses had not been waived.

The Salomon World Government Bond Index is an unmanaged foreign securities index representing major international government bond markets. The index return does not reflect expenses, which have been deducted from the Fund's return. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

/1 /The Fund's inception date.
/2 /On February 28, 2000 the Institutional Shares were renamed the Institutional Class.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Performance Comparison

INTERNATIONAL FIXED INCOME, INSTITUTIONAL CLASS2 SALOMON WORLD GOVERNMENT BOND INDEX, EX-U.S., AND LIPPER INTERNATIONAL INCOME FUNDS AVERAGE GROWTH OF A $250,000 INVESTMENT (SINCE MARCH 15, 1994)

Mar-94    250000    250000    250000
Apr-94    249250    254695    245321
Apr-95    272873    307519    264677
Apr-96    287406    308564    288816
Apr-97    286319    302177    303170
Apr-98    307235    321637    330970
Apr-99    331176    350777    354569
Apr-00    307525    327275    324650

International Fixed Income - $307,525
Salomon World Government Bond Index, EX-US - $327,275
Lipper International Income Funds Average - $324,650

Average Annual Total Return for the Period Ended April 30, 2000.
1 Year (7.14)%. Five Year 2.42%. Since 3/15/94/1/ 3.44%.
Benchmark returns are for the period beginning March 31, 1994.

--------------------------------------------------------------------------------

Past performance is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividends and capital gain distributions. Performance would have been lower during the specified period if certain fees and expenses had not been waived.

The Salomon World Government Bond Index is an unmanaged foreign securities index representing major international government bond markets. The index return does not reflect expenses, which have been deducted from the Fund's return. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

/1 /The Fund's inception date.
/2 /On February 28, 2000 the Institutional Shares were renamed the Institutional Class.

--------------------------------------------------------------------------------

Global Fixed Income
-------------------------------------------------------------------------------

Schedules of Investments April 30, 2000 (Unaudited)

                                             Face
Description                                Amount/1/        Value
-----------                                ---------        -----
Foreign Bonds - 70.2%
Canada - 2.7%
   Government of Canada
     7.000%, 12/01/06..........              310,000       $  217,580
                                                           ----------
Denmark - 3.0%
   Kingdom of Denmark
     8.000%, 05/15/03..........            1,850,000          241,609
                                                           ----------
Euro - 30.2%
   Government of the
     Netherlands
     6.500%, 04/15/03..........              556,000          527,284
   Federal Republic of Germany
     6.000%, 01/04/07..........              200,000          189,638
   Government of France
     5.250%, 04/25/08..........              850,000          767,952
   Mannesmann
     4.750%, 05/27/09..........              295,000          237,809
   Federal Republic of Germany
     6.250%, 01/04/24..........              697,500          681,111
                                                           ----------
                                                            2,403,794
                                                           ----------
Greece - 5.9%
   Republic of Greece
     6.300%, 01/29/09..........          170,000,000          465,376
                                                           ----------
Italy - 5.3%
   Republic of Italy
     1.800%, 02/23/10..........       JPY 45,000,000          418,744
                                                           ----------
 Japan - 15.1%
   Government of Japan
     Ser 34B
     1.300%, 11/21/05..........           50,000,000          464,501
   Government of Japan
     .900%, 12/22/08...........           38,000,000          327,613
   Government of Japan
     1.500%, 03/20/19..........           50,000,000          414,077
                                                           ----------
                                                            1,206,191
                                                           ----------
Sweden - 4.0%
   Kingdom of Sweden
     6.500%, 10/25/06..........            1,300,000          153,564
     5.000%, 01/28/09..........            1,500,000          162,145
                                                           ----------
                                                              315,709
                                                           ----------
South Africa - 4.0%
   Republic of South Africa
     12.000%, 02/28/05.........            1,500,000          206,608
     13.000%, 08/31/10.........              800,000          108,425
                                                           ----------
                                                              315,033
                                                           ----------
Total Foreign Bonds
   (Cost $5,914,543)...........                             5,584,036
                                                           ----------
United States Bonds - 6.8%
   U.S. Treasury Bond
     8.125%, 08/15/19..........              215,000       $  258,202
     6.500%, 11/15/26..........              270,000          280,125
                                                           ----------
Total U.S. Treasury Bonds
   (Cost $539,997).............                               538,327
                                                           ----------
Asset-Backed Securities - 9.3%
   Capital One Master Trust
     Series1998-7, Class A
     5.430%, 01/15/07..........              270,000          252,418
   Erac USA Finance Company
     6.625%, 05/15/06..........              180,000          164,280
   First Union Corp
     6.950%, 11/01/04..........              335,000          325,631
                                                           ----------
Total Asset-Backed Securities
   (Cost $772,894).............                               742,329
                                                           ----------
Total United States
   (Cost $1,312,891)...........                             1,280,656
                                                           ----------

Sovereign Emerging Markets Debt Bonds - 7.9%
Argentina - 1.7%
   Republic of Argentina
     11.750%, 04/07/09.........          USD 100,000           98,200
     6.000%, 03/31/23..........          USD  50,000           34,875
                                                           ----------
                                                              133,075
                                                           ----------
Bulgaria - 1.0%
   Republic of Bulgaria
     Tranche Disc FRN
     7.063%, 07/28/24..........          USD 100,000           76,500
                                                           ----------
Brazil - 1.0%
   Republic of Brazil
     7.375%, 04/15/06..........          USD  93,000           83,003
                                                           ----------

Mexico - 1.5%
   United Mexican States
     Value Recovery Rights
     Ser A*
     0.000%, 06/30/03..........          USD 385,000               --
   United Mexican States
     11.500%, 05/15/26.........          USD 100,000          118,000
                                                           ----------
                                                              118,000
                                                           ----------
Panama - 1.1%
   Republic of Panama
     7.063%, 07/17/16..........          USD 107,972           87,322
                                                           ----------
Russia - 1.6%
   Russian Federation
     8.750%, 07/24/05..........          USD 180,000          128,924
                                                            ----------


   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Global Fixed Income
-------------------------------------------------------------------------------

Schedules of Investments April 30, 2000 (Unaudited)

Description                                   Value
-----------                                   -----
Total Sovereign Emerging
   Market Bonds
   (Cost $705,207)............             $   626,824
                                           -----------
Total United States Bonds
   (Cost $2,018,098)..........               1,907,480
                                           -----------
Total Investments
   (Cost $7,932,641)..........     94.2%     7,491,516

Other Assets in Excess
   of Liabilities.............      5.8%       461,762
                                  -----    -----------

Total Net Assets..............    100.0%   $ 7,953,278
                                  =====    ===========

______________________________________________________
/1/  In local currency unless otherwise indicated.
*    Non-income producing security.

Abbreviation:
FRN Floating Rate Note


   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

International Fixed Income
--------------------------------------------------------------------------------
Schedules of Investments April 30, 2000 (Unaudited)

                                               Face
Description                                  Amount/1/       Value
-----------                                  ---------       -----
Foreign Bonds - 87.2%
Denmark - 2.6%
   Kingdom of Denmark
     7.000%, 12/15/04............            10,540,000   $ 1,361,558
                                                          -----------

Euro - 48.8%
   Netherlands Government
     3.000%, 02/15/02............             1,540,000     1,362,182
   Republic of Italy
     6.250%, 05/15/02............               500,000       467,326
   DSL Bank
     7.000%, 05/27/02............     ITL 3,600,000,000     1,755,442
   Government of France
     4.500%, 07/12/03............             2,381,755     2,153,205
   Kingdom of Belgium
     7.250%, 04/29/04............             1,820,000     1,781,980
   Kingdom of Spain
     8.000%, 05/30/04............             1,768,000     1,777,999
   Abbey National Treasury
     3.375%, 07/12/04............               500,000       427,793
   Federal Republic of Germany
     6.500%, 10/14/05............             2,080,000     2,007,864
     6.000%, 07/04/07............             1,250,000     1,180,566
     5.250%, 01/04/08............             2,500,000     2,262,164
   Government of France
     5.250%, 04/25/08............             1,150,000     1,038,993
   NW Water
     4.875%, 03/18/09............             1,800,000     1,493,145
   Mannesmann
     4.750%, 05/27/09............             1,400,000     1,128,586
   Republic of Italy
     1.800%, 02/23/10............       JPY 185,000,000     1,721,504
   Citicorp MTN
     5.500%, 06/30/10............       DEM   1,600,000       687,723
   Federal Republic of Germany
     6.250%, 01/04/24............             4,503,324     4,397,513
                                                          -----------
                                                           25,643,985
                                                          -----------

Greece - 5.6%
   Hellenic Republic
     8.600%, 03/26/08............           424,000,000     1,320,772
     6.300%, 01/29/09............           590,000,000     1,615,128
                                                          -----------
                                                            2,935,900
                                                          -----------

Japan - 20.8%
   Government of Japan
     0.900%, 12/22/08............           479,000,000     4,129,647
     0.800%, 05/20/05............           385,000,000     3,503,810
   Government of Japan
     1.300%, 11/21/05............           235,000,000     2,183,156
     1.500%, 03/20/19............           130,000,000     1,076,599
                                                          -----------
                                                           10,893,212
                                                          -----------

Sweden - 3.8%
   Kingdom of Sweden
     6.500%, 10/25/06............             8,500,000   $ 1,004,070
     5.000%, 01/28/09............             9,000,000       972,871
                                                          -----------
                                                            1,976,941
                                                          -----------

United Kingdom - 5.6%
   Standard Chartered Bank MTN
     6.750%, 04/27/09............               800,000     1,192,079
   UBS
     8.000%, 01/08/07............             1,075,000     1,767,692
                                                          -----------
                                                            2,959,771
                                                          -----------

Total Foreign Bonds
   (Cost $50,015,840)............                          45,771,367
                                                          -----------

Time Deposits - 4.6%
United States - 2.7%
   Bank of Montreal London
     5.980%, 05/03/00............             1,404,906     1,404,906

Euro - 1.9%
   Dresdner Bank London
     3.800%, 05/03/00............             1,107,781     1,007,970
                                                          -----------

Total Time Deposits
   (Cost $2,410,495).............                           2,412,876
                                                          -----------

Total Investments
   (Cost $52,426,335)............                  91.8%   48,184,243

Other Assets in Excess
   of Liabilities................                   8.2%    4,298,348
                                                  -----   -----------

Total Net Assets.................                 100.0%  $52,482,591
                                                  =====   ===========

__________________________________________
/1/ In local currency unless otherwise indicated.

Abbreviations:
ITL Italian Lira
MTN Medium Term Note


   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities April 30, 2000 (Unaudited)

                                                                     Global         International
                                                                      Fixed             Fixed
                                                                     Income            Income
Assets
  Investment at Value/1/.......................................   $ 7,491,516       $48,184,243
  Cash.........................................................     1,413,973         1,006,720
  Foreign Currency/1/..........................................       120,657           139,280
  Receivable for Securities Sold...............................     3,562,837         1,933,657
  Interest Receivable..........................................       182,521         1,031,385
  Net Unrealized Appreciation on Forward Currency Contracts....       136,316           253,923
  Due from Advisor.............................................         7,659                --
                                                                  -----------       -----------
Total Assets...................................................    12,915,479        52,549,208
                                                                  -----------       -----------

Liabilities
  Due to Advisor...............................................            --             1,317
  Due to Administrator.........................................         6,334            20,649
  Payable for Securities Purchased.............................     1,140,014                --
  Payable for Capital Shares Redeemed..........................     3,767,978                --
  Accrued Other Expenses.......................................        47,875            44,651
                                                                  -----------       -----------
Total Liabilities..............................................     4,962,201            66,617
                                                                  -----------       -----------
Net Assets.....................................................   $ 7,953,278       $52,482,591
                                                                  ===========       ===========

Composition of Net Assets
  Capital Shares of Institutional Class/2/ (unlimited
   authorization
   $0.001 par value). Based on Outstanding Shares
   of Beneficial Interest......................................   $13,015,604       $57,278,551
  Undistributed Net Investment Income..........................       249,264           423,361
  Accumulated Net Realized Loss from Securities, Forward
   Currency Contracts and Foreign Currency Translations........    (5,001,296)       (1,134,370)
  Net Unrealized Depreciation on Investments...................      (441,126)       (4,242,091)
  Net Unrealized Appreciation on Foreign Currencies and
   Forward Currency Contracts..................................       130,832           157,140
                                                                  -----------       -----------
Net Assets.....................................................   $ 7,953,278       $52,482,591
                                                                  ===========       ===========

Computation of Net Asset Value
  Net Assets...................................................   $ 7,953,278       $52,482,591
  Shares Outstanding...........................................       943,894         5,951,454
  Net Asset Value Per Share....................................   $      8.43       $      8.82

-------------------------------------------------------------------------------

/1/Cost of Investments and Currency...........  Investments         Currency
   --------------------------------             -----------         --------
   Global Fixed Income Fund...................  $ 7,932,641        $   125,970
   International Fixed Income Fund............   52,426,335            139,964


/2/On February 28, 2000 the Institutional Shares were renamed the Institutional Class.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Statements of Operations For the six months ended April 30, 2000 (Unaudited)

                                                                     Global         International
                                                                      Fixed             Fixed
                                                                     Income            Income
Investment Income
 Interest......................................................   $ 1,286,908       $ 1,188,100
 Less: Foreign Taxes Withheld..................................        (3,256)           (3,106)
                                                                  -----------       -----------
Total Investment Income........................................     1,283,652         1,184,994
                                                                  -----------       -----------

Expenses
 Investment Advisory Fee.......................................        70,244           135,198
 Administration Fees...........................................        35,122            67,599
 Custody Fee...................................................        30,256            26,227
 Professional..................................................        27,749            27,749
 Registration & Filing Fees....................................        17,097            18,307
 Printing Fees.................................................         8,877             8,877
 Trustees' Fees................................................         5,325             5,875
 Transfer Agency Fee...........................................           428               428
 Miscellaneous.................................................        12,899             2,767
                                                                  -----------       -----------
Total Expenses.................................................       207,997           293,027
Less: Fee Waivers or Expense Reimbursements....................      (113,586)         (144,028)
                                                                  -----------       -----------
Net Expenses...................................................        94,411           148,999
                                                                  -----------       -----------
Net Investment Income..........................................     1,189,241         1,035,995
                                                                  -----------       -----------

Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions:
 Net Realized Loss from:
  Investment Transactions......................................    (1,931,070)         (235,631)
  Foreign Currency Transactions................................    (2,026,920)         (843,886)
 Net Change in Unrealized Appreciation/Depreciation of:
  Investments..................................................     1,780,864        (3,872,704)
  Foreign Currencies and Forward Currency Contracts............       (99,577)          (86,077)
                                                                  -----------       -----------
Net Realized and Unrealized Loss on Investments,
 Foreign Currencies and Forward Currency Contracts.............    (2,276,703)       (5,038,298)
                                                                  -----------       -----------
Net Decrease in Net Assets from Operations.....................   $(1,087,462)      $(4,002,303)
                                                                  ===========       ===========

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Unaudited)

                                                              Global Fixed Income       International Fixed Income
                                                                         For the                        For the
                                                        For the six     year ended   For the six      year ended
                                                       months ended     October 31,  months ended     October 31,
                                                      April 30, 2000       1999     April 30, 2000       1999
Increase (Decrease) in Net Assets
   from Operations
   Net Investment Income.......................       $  1,189,241     $ 3,729,038     $ 1,035,995      $  803,217
   Net Realized Loss on Investments............         (1,931,070)     (1,142,280)       (235,631)        (87,420)
   Net Realized Gain (Loss) on Foreign
     Currencies................................         (2,026,920)        (45,601)       (843,886)        241,684
   Net Change in Unrealized Appreciation/
     Depreciation on Investments...............          1,780,864      (5,017,652)     (3,872,704)     (1,470,467)
   Net Change in Unrealized Gain (Loss)
     on Foreign Currencies and
     Forward Currency Contracts................            (99,577)        116,271         (86,077)        257,461
                                                   --------------- ---------------   -------------  --------------
Net Decrease in Net Assets from Operations.....         (1,087,462)     (2,360,224)     (4,002,303)       (255,525)
                                                   --------------- ---------------   -------------  --------------
Distributions to Shareholders
   Net Investment Income.......................         (3,650,255)     (3,729,333)     (1,505,083)       (884,825)
   Net Realized Gain from Investment
     Transactions..............................                 --      (2,677,667)             --        (656,245)
                                                   --------------- ---------------   -------------  --------------
Total Distributions............................         (3,650,255)     (6,407,000)     (1,505,083)     (1,541,070)
                                                   --------------- ---------------   -------------  --------------

Capital Share Transactions:
     Proceeds from Shares Issued...............            446,651       4,360,407       2,998,838      41,101,893
     Shares Issued in Lieu of Cash
        Distributions..........................          2,530,131       4,933,778       1,259,548       1,124,046
     Cost of Shares Repurchased................        (42,505,422)     (6,728,948)     (2,265,111)     (3,953,447)
                                                   --------------- ---------------   -------------  --------------
   Increase (Decrease) in Net Assets
     from Capital Share Transactions...........        (39,528,640)      2,565,237       1,993,275      38,272,492
                                                   --------------- ---------------   -------------  --------------
Total Increase/(Decrease) in Net Assets........        (44,266,357)     (6,201,987)     (3,514,111)     36,475,897
Net Assets
Beginning of Period............................         52,219,635      58,421,622      55,996,702      19,520,805
                                                   --------------- ---------------   -------------  --------------
End of Period..................................      $   7,953,278     $52,219,635     $52,482,591     $55,996,702
                                                   =============== ===============   =============  ==============
Capital Share Transactions:
     Shares Issued.............................             48,068         441,783         325,960       4,246,787
     Shares Issued in Lieu of Cash
        Distributions..........................            286,538         485,608         133,568         110,092
     Shares Repurchased........................         (4,761,357)       (701,109)       (246,707)       (401,212)
                                                   --------------- ---------------   -------------  --------------
   Increase (Decrease) in Capital Shares.......         (4,426,751)        226,282         212,821       3,955,667
                                                   =============== ===============   =============  ==============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Financial Highlights

For the six months ended April 30, 2000 and the years ended October 31
(Unaudited)

For a Share Outstanding Throughout each Period






                                                         Net                                                           Net
                                Net                   Realized    Distributions   Distributions   Net                Assets
                               Asset                     and           from          from        Asset                 End
                               Value        Net      Unrealized        Net         Realized      Value                  of
                             Beginning  Investment     Gains/       Investment      Capital      End of    Total      Period
                             of Period    Income      (Losses)        Income         Gains       Period    Return      (000)
                             ---------    ------      -------         ------         -----       ------    ------     -------
Global Fixed Income:
Institutional Class/4/
 2000/1/                        $ 9.72     $0.63       $(1.05)        $(0.87)       $   --       $ 8.43     (4.68)%    $  7,953
 1999                           $11.36      0.68        (1.07)         (0.73)        (0.52)        9.72     (3.91)       52,220
 1998                            10.84      0.63         0.45          (0.34)        (0.22)       11.36     10.58        58,422
 1997                            11.26      0.35         0.01          (0.50)        (0.28)       10.84      3.34        42,180
 1996                            10.99      0.59         0.12          (0.37)        (0.07)       11.26      6.60       149,917
 1995                             9.85      0.35         0.99          (0.20)           --        10.99     13.88       139,337
 1994/2/                         10.00      0.25        (0.40)            --            --         9.85     (1.50)+      53,915

International Fixed Income:
Institutional Class/4/
 2000/1/                        $ 9.76     $0.18       $(0.86)        $(0.26)       $   --       $ 8.82     (7.14)%    $ 52,483
 1999                            10.95      0.21        (0.56)         (0.48)        (0.36)        9.76     (3.53)       55,997
 1998                            10.16      0.51         0.65          (0.27)        (0.10)       10.95     11.87        19,521
 1997                            11.30      0.20        (0.11)         (0.64)        (0.59)       10.16      0.82        27,937
 1996                            11.34      0.86        (0.12)         (0.66)        (0.12)       11.30      6.82        21,155
 1995                             9.94      0.42         1.03          (0.05)           --        11.34     14.66        27,603
 1994/3/                         10.00      0.29        (0.35)            --            --         9.94     (0.60)+      15,238



                                                                                 Ratio of
                                                                                   Net
                                                     Ratio of      Ratio of    Investment
                                                       Net       Expenses to    Income to
                                        Ratio of    Investment     Average       Average
                                        Expenses      Income         Net           Net
                                           to           to          Assets       Assets
                                         Average     Average      (Excluding   (Excluding     Portfolio
                                           Net         Net         Expense       Expense       Turnover
                                         Assets      Assets      Limitations)  Limitations)      Rate
                                         ------      ------      -----------   -----------       ----
Global Fixed Income:
Institutional Class/4/
     2000/1/                               0.60%       8.44%            1.48%         9.25%        86%
     1999                                  0.60        6.67             1.13          6.14        161
     1998                                  0.60        4.82             0.77          4.65        182
     1997                                  0.65        5.30             0.77          5.18        179
     1996                                  0.75        5.39             0.79          5.35        223
     1995                                  0.78        5.61             0.87          5.52        147
     1994/2/                               0.85        5.71             1.28          5.28        173

International Fixed Income:
Institutional Class/4/
     2000/1/                               0.55%       3.82%            1.08%         4.35%        48%
     1999                                  0.55        3.53             1.70          2.38        140
     1998                                  0.57        4.36             1.08          3.85        181
     1997                                  0.65        5.00             1.06          4.59        174
     1996                                  0.75        5.41             1.03          5.13        235
     1995                                  0.78        5.51             1.15          5.14        187
     1994/3/                               0.85        5.66             1.42          5.09        130

--------------------------------------------------------------------------------
 +   Returns are for the period indicated and have not been annualized
/1/ All ratios, except for Portfolio Turnover rate, for the six month period have been annualized. Total Return has not been annualized.
/2/ Global Fixed Income Fund Institutional Class commenced operations on 1/04/94. All ratios, except for Portfolio Turnover Rate, for the period have been annualized.
/3/ International Fixed Income Fund Institutional Class commenced operations on 3/15/94. All ratios, except for Portfolio Turnover Rate, for the period have been annualized.
/4/ On February 28, 2000 the Institutional Shares were renamed the Institutional Class.


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Notes to Financial Statements April 30, 2000 (Unaudited)

1. Organization

Morgan Grenfell Investment Trust (the "Trust") was organized as a Delaware business trust on September 13, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of twenty-two investment portfolios. International Fixed Income Fund and Global Fixed Income Fund are each portfolios. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles requires Trust management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation--Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Certain debt and fixed income investments owned by the Funds are valued at prices supplied by independent pricing agents selected by Deutsche Asset Management, Inc. ("DeAM", formerly Morgan Grenfell Inc.) and Deutsche Asset Management Investment Services Limited ("DAMIs", formerly Morgan Grenfell Investment Services Limited), (collectively, the "Advisers", each an affiliate of Deutsche Bank AG), which prices reflect broker-dealer supplied valuations. Short-term investments are valued at amortized cost which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not, in the opinion of the applicable Adviser, reflect market value are valued at fair value using methods determined in good faith by the valuation committee of the Board of Trustees.

Income Taxes--It is the intention of each Fund to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is considered necessary.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated and/or capital gains realized on sale of such investments. The Funds accrue such taxes when the related income is or gains are earned.

Net Asset Value Per Share--The net asset value per share is calculated on a daily basis by dividing the assets of each Fund or Class, less its liabilities, by the number of outstanding shares, of the Fund or Class.

Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the custodian banks until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.

The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation--The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds do isolate the effect of fluctuations in foreign cur-

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Notes to Financial Statements

rency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

Forward Foreign Currency Contracts--The Funds may enter into forward foreign currency contracts as hedges against portfolio positions as well as for non-hedging purposes. The aggregate principal amounts of the contracts are not recorded. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains or losses at the time forward contracts are extinguished, except that gains or losses on certain open contracts are required to be recognized for U.S. federal income tax purposes at the close of the Fund's taxable year and are generally treated as ordinary income or loss for such purposes. Risk may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Options--The premium paid by a Fund for the purchase of an option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. For an option held by a Fund on the stipulated expiration date, the Fund realizes a loss. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying investment and proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the underlying investment which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to premiums originally paid. Certain foreign currency options may be required to be marked-to-market for Federal income tax purposes at the close of a Fund's taxable year, giving rise to a gain or loss that may, depending upon whether certain elections are made, be capital or ordinary in character.

Distributions--Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. Accordingly, permanent differences primarily attributable to net operating loss or realized foreign exchange gains and losses for the year ended October 31, 1999 have been reclassified as follows:

                          Undistributed
                         Net Investment
                             Income           Accumulated
                        Distributions in      Net Realized    Paid-in
Fund                    Excess of Income     Gains (Losses)   Capital
----                    ----------------     --------------   -------
Global Fixed Income             (145,493)           145,493        --
International Fixed
  Income                         207,175           (207,175)       --

The above reclassifications have no effect on net assets or net asset value per share of the above Funds.

Expenses--Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. DeAM absorbed all expenses of organizing the Trust.

Other--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of original issue discounts and purchase premiums during the respective holding period. Original issue discounts and purchase premiums on securities held by the Funds are accreted and amortized ratably to maturity using the effective interest method. Dividend

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Notes to Financial Statements

income is recognized on the ex-dividend date or, using reasonable diligence, when known to the Funds. Interest income is recognized using the accrual method.

3. Administration, Investment Advisory, Distribution and Service Agreements

By an agreement dated August 27, 1998, the Trust entered into an administration agreement with DeAM (the "Administrator"), pursuant to which the Administrator will receive an annual fee based on the average daily net assets of each Fund as follows:

                                               Annual
Fund                                            Fees
____                                           ______
Global Fixed Income                             0.25%
International Fixed Income                      0.25%

The Administrator generally assists in all matters relating to the administration of the Funds, including the coordination and monitoring of any third parties furnishing services to the Funds, preparation and maintenance of financial accounting records, and the provision of necessary office space, equipment and personnel to perform administrative and clerical functions. The Administrator is also responsible for engaging an accounting agent, custodian and transfer agent for the Trust's operations. Fees for services rendered by the accounting agent and the transfer agent are paid by the Administrator and not the Fund. At a meeting held on August 19, 1999 the Board of Trustees of the Trust adopted a resolution to approve a transfer agent agreement between Investment Company Capital Corp. Inc., an affiliate of Deutsche Bank AG, and the Trust, replacing DST Systems Inc., effective November 22, 1999.

Under the advisory agreements with the Trust, DAMIs serves as the Adviser for the Funds. For these services, the Adviser is entitled to a monthly fee at an annual rate of each Fund's average daily net assets as follows:

Global Fixed Income                             0.50%
International Fixed Income                      0.50%

The Adviser has contractually agreed to reduce its advisory fees and/or reimburse each Fund to the extent necessary to limit the Fund's operating expenses to a specified percentage of its average net assets as follows:

Global Fixed Income                             0.60%
International Fixed Income                      0.55%

By an Expense Limitation agreement dated November 1999, between the Trust and the Advisers, the Advisers have agreed to waive their fees and reimburse expenses to each Fund in order to limit the total operating expenses of each Fund at the above levels for a period of 16 months from November 1, 1999.

Certain officers and/or Trustees of the Trust are affiliated with the Administrator or the Advisers.

ICC Distributors Inc. (the "Distributor") serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Adviser is responsible for payment of any expenses or fees incurred in the marketing and distribution of shares of the Trust. Prior to November 1, 1999, SEI Investments Distribution Co. served as distributor to the Funds.

During the period ended April 30, 2000, certain portfolios of the Trust purchased securities from and sold securities to other portfolios of the Trust or other accounts managed by the Advisers at market value.

4. Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts for hedging against portfolio positions denominated in foreign currencies as well as for non-hedging purposes. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Notes to Financial Statements

The following forward foreign currency contracts were outstanding at April 30, 2000:

                         Currency to            In              Unrealized
Maturity                 (Deliver)/          Exchange          Appreciation/
 Date                      Receive              For           (Depreciation)
-------                  -----------         --------         --------------
Global Fixed Income
-------------------
Foreign Currency Sales:
05/26/00      EUR          (3,600,000)       $ 3,541,320      $ 260,014
05/26/00      EUR          (2,100,000)         2,056,530        142,435
05/26/00      EUR            (270,000)           260,766         14,668
05/26/00      EUR            (430,000)           411,291         19,357
05/26/00      GRD        (400,000,000)         1,163,975         83,329
05/26/00      JPY         (40,000,000)           377,022          5,006
05/26/00      JPY         (26,000,000)           245,052          3,241
05/26/00      JPY        (410,000,000)         3,874,138         60,973
05/26/00      JPY        (100,000,000)           946,611         16,571
05/26/00      PLN          (1,900,000)           444,652         23,045
05/26/00      PLN          (1,600,000)           379,561         24,522
05/26/00      ZAR          (4,750,000)           741,319         42,784
06/22/00      SEK          (4,100,000)           474,707         15,172
                                                              ---------
                                                              $ 711,117
                                                              =========

Foreign Currency Purchases:
05/26/00      EUR           4,820,000         (4,675,400)      (282,096)
05/26/00      EUR             390,000           (381,225)       (25,750)
05/26/00      EUR             358,000           (349,336)       (23,029)
05/26/00      EUR             200,000           (183,000)          (705)
05/26/00      GRD         400,000,000         (1,149,425)       (68,779)
05/26/00      JPY          45,000,000           (415,896)         2,622
05/26/00      JPY         276,000,000         (2,550,832)        16,079
05/26/00      JPY         225,000,000         (2,108,716)       (16,126)
05/26/00      JPY          53,000,000           (508,247)       (15,326)
05/26/00      JPY          21,000,000           (200,496)        (5,188)
05/26/00      PLN           3,500,000           (828,697)       (52,050)
05/26/00      ZAR           2,750,000           (430,023)       (25,609)
06/22/00      DKK           2,100,000           (275,049)       (18,120)
07/17/00      CAD             250,000           (169,941)          (748)
07/17/00      GBP             475,000           (754,205)       (13,771)
                                                              ---------
                                                              $(528,596)
                                                              ---------
                                                              $ 182,521
                                                              =========

International Fixed Income Fund
-------------------------------
Foreign Currency Sales:
06/05/00      CAD          (1,700,000)       $ 1,155,676      $   6,410
06/05/00      EUR          (9,000,000)         8,743,995        534,915
06/05/00      EUR            (550,000)           537,130         35,464
06/05/00      EUR          (2,600,000)         2,512,640        141,128
06/05/00      EUR            (630,000)           602,847         28,211
06/05/00      GBP          (1,000,000)         1,581,620         23,565
06/05/00      JPY        (230,000,000)         2,171,994         29,005
06/05/00      JPY         (60,000,000)           568,020          8,980
06/05/00      PLN          (8,000,000)         1,891,790        122,491
06/05/00      SEK         (18,050,000)         2,090,742         69,700
                                                              ---------
                                                              $ 999,869
                                                              =========

Foreign Currency Purchases:
06/05/00      CAD           2,300,000        $(1,587,159)     $ (32,269)
06/05/00      CAD           3,450,000         (2,379,639)       (47,303)
06/05/00      EUR           1,600,000         (1,564,640)      (105,248)
06/05/00      EUR           1,270,000         (1,240,282)       (81,890)
06/05/00      GBP           1,840,000         (2,910,181)       (43,359)
06/05/00      JPY         602,000,000         (5,684,930)       (75,891)
06/05/00      PLN           8,000,000         (1,883,018)      (113,719)
07/06/00      DKK          16,750,000         (2,152,956)      (102,195)
07/06/00      JPY         170,100,000         (1,636,836)       (42,914)
07/06/00      JPY         140,000,000         (1,346,024)       (34,155)
07/07/00      CZK          58,000,000         (1,521,910)       (67,004)
                                                              ---------
                                                              $(745,947)
                                                              ---------
                                                              $ 253,922
                                                              =========

Currency Legend
---------------
CAD Canadian Dollar
EUR Euro
GBP United Kingdom Pound
GRD Greek Drachma
DKK Danish Krone
JPY Japanese Yen
CZK Czech Republic Krone
SEK Swedish Krona
ZAR South Africa Rand
PLN Polish Zloty

5. Investment Transactions

The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the six month period ended April 30, 2000, were as follows:

                                Purchases     Sales
                                ---------     -----
Global Fixed Income           $13,780,399  $44,450,431
International Fixed Income     30,698,165   23,195,192

The cost of U.S. government securities purchased and the proceeds from the sale of securities during the six month period ended April 30, 2000 were as follows:

                                Purchases     Sales
                                ---------     -----
Global Fixed Income            $7,640,162 $14,192,662

For federal income tax purposes, the cost of securities owned, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation (depreciation) on investments at April 30, 2000 for each Fund are as follows:

Fund                                      Tax Cost
----                                     ----------
Global Fixed Income                     $ 7,932,641
International Fixed Income               52,426,335

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Notes to Financial Statements

                                                            Net
                                                         Unrealized
                         Appreciated    Depreciated     Appreciated/
Fund                     Securities     Securities     (Depreciated)
-----                    ------------   -----------   ---------------
Global Fixed Income        $ 81,165     $  (522,291)    $  (441,126)
International Fixed
  Income                    129,332      (4,371,423)     (4,242,091)

At October 31, 1999 the following Funds had available realized capital losses to offset future net capital gains:

                                            Expiration
                                              Date
                                            ----------
Global Fixed Income           $986,396      10/31/2007
International Fixed Income      54,851      10/31/2007

6. Loan Participations/Assignments

The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

7. Concentration of Risks

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Funds invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry, or region.

8. Borrowing Agreements

By an agreement dated November 2, 1998, certain Funds of the Trust entered into a Credit Agreement (the "Agreement") with the BankBoston, N.A. (the "Lender"). The maximum aggregate credit available to all the participating Funds under the Agreement, which expires on February 27, 2001, is approximately $50,000,000. Interest payments on borrowings are payable by the borrowing Funds on a monthly basis at the federal funds rate plus 1.00% per annum and the borrowings are payable on demand. The participating Funds are also subject to a commitment fee of 0.10% per annum of the unused portion of the maximum aggregate credit available under the Agreement. During the six months ended April 30, 2000, the participating Funds incurred commitment fees under the Agreement which have been allocated to the participating Funds based on their relative net assets during the non-borrowing period. During the six month period ended April 30, 2000, the Global Fixed Income Fund and International Fixed Income Fund, borrowed under the Agreement at different times.

Following is the summary of borrowings made under the Agreement with BankBoston., N.A.:

                                       Weighted             Weighted
                          Maximum      Average               Average
                          Amount       Balance    Interest  Interest
  Fund                   Borrowed    Outstanding    Paid      Rate
  ----                  ----------  ------------- -------- ----------
Credit Agreement:
Global Fixed Income     $7,320,000   $2,109,516   $10,117     5.99%
International
  Fixed Income           1,450,000    2,355,110       281     7.53%

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    Deutsche Asset Management Service Center
                                    P.O. Box 219210
                                    Kansas City, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Global Fixed Income                                             CUSIP #61735K208
International Fixed Income                                             61735K505
Morgan Grenfell Investment Trust                              INTLFISA (04/00)

Distributed by:
ICC Distributors, Inc.